Income Taxes - Summary of Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Net operating losses	$ 80,316	$ 66,644
State taxes	56	60
Contingent consideration	776	857
Accrued expenses	20,708	17,441
Transaction costs	1,006	1,097
Stock-based compensation	3,530	2,332
Lease liabilities	2,237	2,850
Interest limitation	5,635	3,870
Goodwill	2,480	1,051
Intangible assets	23,166	7,870
Partnership outside basis	0	128
Other, net	333	287
Total deferred income tax assets	140,243	104,487
Deferred income tax liabilities:
Property and equipment	(411)	(483)
ROU assets	(2,412)	(2,998)
Intangible assets	(9,191)	(14,398)
Partnership outside basis	(1,465)	(1,562)
Investment	(411)	(423)
Total deferred income tax liabilities	(13,890)	(19,864)
Valuation allowance	(126,927)	(85,186)
Deferred Tax Liabilities	$ (574)	$ (563)